                   OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                   Supplement dated September 14, 2006 to the
            Statement of Additional Information dated August 25, 2006

The Statement of Additional Information is revised as follows:

The section entitled "The Distributor" on page 41, is revised by deleting the
Class A Aggregate Front-End Sales Charges chart and replacing it with the following:

                 ---------------------------------------------
                                Aggregate        Class A
                 Fiscal         Front-End    Front-End Sales
                 Year Ended   Sales Charges      Charges
                 6/30:         on Class A      Retained by
                                 Shares       Distributor(1)
                 ---------------------------------------------
                 ---------------------------------------------
                    2004       $1,058,018        $224,045
                 ---------------------------------------------
                 ---------------------------------------------
                    2005        $629,824         $151,359
                 ---------------------------------------------
                 ---------------------------------------------
                    2006        $361,238         $597,290
                 ---------------------------------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

September 14, 2006                                                  PX0410.017